Long-Term Debt - Long-Term Debt Balances Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 A term loans [Member]	Dec. 31, 2011 A term loans [Member]	Dec. 31, 2012 B term loans [Member]	Dec. 31, 2011 B term loans [Member]	Dec. 31, 2012 Incremental B-1 term loans [Member]	Mar. 28, 2012 Incremental B-1 term loans [Member]	Dec. 31, 2011 Incremental B-1 term loans [Member]	Dec. 31, 2012 Incremental B-2 term loans [Member]	Mar. 28, 2012 Incremental B-2 term loans [Member]	Dec. 31, 2011 Incremental B-2 term loans [Member]	Dec. 31, 2012 Revolving line of credit [Member]	Dec. 31, 2011 Revolving line of credit [Member]	Dec. 31, 2012 7.25% Senior notes [Member]	Dec. 11, 2012 7.25% Senior notes [Member]	Dec. 31, 2011 7.25% Senior notes [Member]	Dec. 31, 2012 7.875% Senior notes [Member]	Dec. 31, 2011 7.875% Senior notes [Member]	Sep. 30, 2009 7.875% Senior notes [Member]	Dec. 31, 2012 9% Senior subordinated notes [Member]	Dec. 31, 2011 9% Senior subordinated notes [Member]	May 12, 2009 9% Senior subordinated notes [Member]	Dec. 31, 2012 8.625% Senior subordinated notes [Member]	Dec. 31, 2011 8.625% Senior subordinated notes [Member]	Sep. 21, 2010 8.625% Senior subordinated notes [Member]	Dec. 31, 2012 3% Convertible senior subordinated notes [Member]	Dec. 31, 2011 3% Convertible senior subordinated notes [Member]	May 14, 2007 3% Convertible senior subordinated notes [Member]	Dec. 31, 2012 Other lines of credit [Member]	Dec. 31, 2011 Other lines of credit [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]
Debt Instrument [Line Items]
Long-term debt, Total	$ 3,688,907	$ 3,328,543	$ 878,438	$ 917,188	$ 913,438	$ 922,688	$ 247,500	$ 250,000	$ 250,000	$ 196,739	$ 200,000		$ 22,500		$ 450,000	$ 450,000		$ 1,809	$ 245,621	$ 250,000	$ 392,933	$ 391,233	$ 400,000	$ 400,000	$ 400,000	$ 400,000	$ 150,000	$ 150,000	$ 150,000	$ 31,957	$ 19,603	$ 3,593	$ 32,210
Less: Current portion	60,232	61,092
Long-term debt, after discount, Total	$ 3,628,675	$ 3,267,451